FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	R$ 29,548,782	R$ 25,504,810
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	9,312,566	9,352,015
Fair value through profit or loss [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	2,122,442	3,298,142
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	3,386,301	3,503,961
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	3,799,328	2,546,799
Fair value through profit or loss [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets	4,495	3,113
Amortized cost
Disclosure of financial assets [line items]
Financial assets	20,236,216	16,152,795
Amortized cost | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	14,781,100	11,360,339
Amortized cost | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	3,995,734	3,444,636
Amortized cost | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets	174,303	203,252
Amortized cost | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets	399,889	340,091
Amortized cost | Sectorial financial assets [member]
Disclosure of financial assets [line items]
Financial assets	731,642	548,700
Amortized cost | Dividends and interest on equity receivable [member]
Disclosure of financial assets [line items]
Financial assets	R$ 153,548	R$ 255,777